Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit
The contract or notional amounts of unfunded commitments to extend credit at December 31, 2022, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$43,294	$139,630	$182,924
Corporate and purchasing card loans (a)	34,491	—	34,491
Residential mortgages	214	1	215
Retail credit card loans (a)	120,730	—	120,730
Other retail loans	15,012	27,641	42,653
Other	6,419	—	6,419
(a)	Primarily cancelable at the Company’s discretion.

Summary of Other Guarantees and Contingent Liabilities
The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2022:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$—	$19	$10,813
Third party borrowing arrangements	—	—	7
Securities lending indemnifications	6,876	—	6,685
Asset sales	—	102	8,261
Merchant processing	818	118	134,611
Tender option bond program guarantee	1,508	—	1,501
Other	—	21	2,032

Contract or Notional Amount of Letters of Credit
The contract or notional amount of letters of credit at December 31, 2022, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$5,110	$5,703	$10,813
Commercial	460	172	632